Accounts Receivable	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Accounts Receivable
20.
Accounts receivable

	As at December 31,
	2022	2023
	RMB’million	RMB’million
Accounts receivable	2,731	2,995
Less: loss allowance for expected credit losses	(61)	(77)
Accounts receivable, net	2,670	2,918
Ageing analysis of the accounts receivable based on invoice date:
Up to 3 months	2,127	2,519
3 to 6 months	119	177
Over 6 months	485	299
	2,731	2,995

The loss allowances for accounts receivable as at December 31, 2022 and 2023 reconciled to the opening loss allowances as follows:

	Year ended December 31,
	2022	2023
	RMB’million	RMB’million
At January 1	20	61
Provision for loss allowance recognized in income statement	47	17
Receivables written off during the year as uncollectible	(6)	(1)
At December 31	61	77